SCHEDULE OF OPERATING LEASE LIABILITIES (Details)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Lease
Operating lease right-of-use assets	$ 457,793	$ 999,285	$ 2,049,775	$ 207,049	¥ 1,389,731
Operating lease liabilities – current	439,959	883,583	848,230
Operating lease liability – non-current	158,069	194,725	1,138,710
Total operating lease liabilities	$ 598,028	$ 1,078,308	$ 1,986,940